Document and Entity Information	9 Months Ended
Sep. 30, 2011
Document And Entity Information
Entity Registrant Name	Flint Int'l Services, Inc.
Entity Central Index Key	0001520287
Document Type	F-1
Document Period End Date	Sep 30, 2011
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2011

Consolidated Balance Sheets (Unaudited) (USD $)	Sep. 30, 2011	Dec. 31, 2010
Current Assets
Cash and Cash Equivalents	$ 10,746	$ 25,975
Accounts Receivable - net	284,940	56,740
Total Current Assets	295,686	82,715
Fixed Assets, net	250	5,097
Other Assets:
Due From Shareholder	44,500	48,600
Long-Term Deferred Tax Asset	6,604	6,898
Other Assets	9,626	7,641
Total Other Assets	60,730	63,139
TOTAL ASSETS	356,666	150,951
Current Liabilities
Accounts Payable	98,661	3,766
Accrued Expenses	82,924	71,487
Total Current Liabilities	181,585	75,253
Long-Term Liabilities
Amounts Due Shareholder	46,686	48,762
Total Long-Term Liabilities	46,686	48,762
TOTAL LIABILITIES	228,271	124,015
Preferred Shares, $.001 par value, 20,000,000 shares authorized, -0- and -0- shares issued and outstanding	0	0
Ordinary shares, $.001 par value, 50,000,000 shares authorized, 7,500,000 and 7,500,000 shares issued and outstanding	7,500	7,500
Additional Paid-in Capital	21,674	21,674
Cumulative Translation Adjustment	(8,313)	0
Retained Earnings / Accumulated Deficit	107,534	(2,238)
Total Shareholders' Equity	128,395	26,936
TOTAL LIABILITIES AND SHAREHOLDERS EQUITY	$ 356,666	$ 150,951

Consolidated Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2011	Dec. 31, 2010
Statement of Financial Position [Abstract]
Common Stock, par value	$ 0.001	$ 0.001
Common Stock, shares issued	7,500,000	7,500,000
Common Stock, shares outstanding	7,500,000
Preferred Stock, par value	$ 0.001	$ 0.001
Preferred Stock, shares issued	0	0
Preferred Stock, shares outstanding	0	0

Consolidated Statements of Cash Flows (Unaudited) (USD $)	9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Statement of Cash Flows [Abstract]
Net Income (Loss)	$ 109,772	$ 82,318
Depreciation Expense	3,342	3,846
Gain on sale of fixed asset	(419)	0
Effect of Foreign Exchange	(10,392)	2,743
(Increase)/Decrease in Accounts Receivable	(228,199)	45,866
(Increase)/Decrease Advances Shareholder	2,024	(51,523)
(Increase) Deferred Tax Asset	294	0
(Increase)/Decrease Other Assets	(1,985)	3,235
Increase/(Decrease) in Accounts Payable	94,894	(13,052)
Increase/(Decrease) in Accrued Expenses	11,437	(28,219)
Net Cash Used From Operating Activities	(19,232)	45,214
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sale of fixed assets	4,813	0
Purchase of Fixed Assets	(810)	(2,724)
Amounts due Shareholder	0	(27,041)
NET INCREASE/(DECREASE) IN CASH AND CASH EQUIVALENTS	(15,229)	15,449
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	25,975	31,772
CASH AND CASH EQUIVALENTS AT END OF YEAR	10,746	47,221
Cumulative Translation Adjustment	(8,313)	2,857
Taxes Paid	$ 29,084	$ 471

Consolidated Statements of Operations (Unaudited) (USD $)	9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Income Statement [Abstract]
REVENUES	$ 527,824	$ 318,633
COST OF SALES	285,627	151,267
GROSS PROFIT	242,197	167,366
OPERATING EXPENSES
General & Administrative	103,760	84,577
TOTAL OPERATING EXPENSES	103,760	84,577
NET OPERATING INCOME/(LOSS)	138,437	82,789
Gain on sale of fixed assets	419	0
Net Income Before Income Taxes	138,856	82,789
Income Tax (Expense) Benefit	(29,084)	(471)
NET INCOME/(LOSS)	$ 109,772	$ 82,318
Weighted Average Number of Shares Outstanding	7,500,000	7,500,000
Earnings/(Loss) per Ordinary Share, Basic and Diluted	$ 0.01	$ 0.01

Note 1 - Nature of Activities and Significant Accounting Policies	9 Months Ended
Sep. 30, 2011
Notes to Financial Statements
Nature of Activities and Significant Accounting Policies

Nature of Activities, History and Organization:   Flint Int'l Services, Inc. was incorporated on December 29, 2010 under the laws of the Cayman Islands in order to purchase 100% of the outstanding interests of Flint Management, LLC, a Canadian corporation.  In May 2011, we completed a merger/redomestication into our wholly owned subsidiary based in the British Virgin Islands, also named Flint Int'l Services, Inc., which was formed as a business company with limited liability (meaning the liability of shareholders is limited to the price paid for their shares). The British Virgin Islands corporation became the surviving entity along with its Memorandum and Articles.   Flint Management, LLC (“Flint LLC”) is a wholly owned subsidiary of Flint Int’l Services, Inc. (“FLINT” or “the Company” or “we”) and was formed in January 2004 as an Ontario, Canada Corporation.  Flint LLC, is an education company that tailor-makes courses designed to cover a specific topic or range of topics in a concise, easy to understand, computer-based format.   FLINT, a private holding company incorporated under the laws of the Cayman Islands but now existing under the laws of the British Virgin Islands, was formed in order to acquire 100% of the outstanding membership interests of Flint Management, LLC.  On December 31, 2010, FLINT issued 7,500,000 ordinary shares in exchange for a 100% equity interest in Flint Management, LLC.  As a result of the share exchange, Flint Management, LLC became the wholly owned subsidiary of FLINT.  As a result, the members of Flint Management, LLC own a majority of the voting shares of FLINT.  The transaction was accounted for as a reverse merger whereby Flint Management, LLC was considered to be the accounting acquirer as its members retained control of FLINT after the exchange, although FLINT is the legal parent company.  The share exchange was treated as a recapitalization of FLINT.  As such, Flint Management, LLC, (and its historical financial statements) is the continuing entity for financial reporting purposes. The financial statements have been prepared as if Flint Management, LLC had always been the reporting company and then on the share exchange date, had changed its name and reorganized its capital stock.  At the time of the exchange transaction, FLINT had no assets or liabilities and Flint Management, LLC had assets of approximately $144,000 with equity of approximately $22,300.   The capital structure of FLINT is presented as a consolidated entity as if the transaction had been effected in 2004 to consistently reflect the number of shares outstanding. However, the capital structure as presented is different that the capital structure that appears in the historical statements of Flint Management, LLC, in earlier periods due to the recapitalization accounting.   The Company operates on a calendar year-end.    Due to the nature of their operations, the Company operates in only one business segment.   Basis of Accounting and Consolidation:   The Company prepares its financial statements on the accrual basis of accounting.  It has one wholly owned subsidiary, Flint Management, LLC., which is consolidated. All intercompany balances and transactions are eliminated.     The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States and applicable Securities and Exchange Commission (“SEC”) regulations.   Significant Accounting Policies:   The Company’s management selects accounting principles generally accepted in the United States of America and adopts methods for their application.  The application of accounting principles requires the estimating, matching and timing of revenue and expense.   The financial statements and notes are representations of the Company’s management which is responsible for their integrity and objectivity. Management further acknowledges that it is solely responsible for adopting sound accounting practices, establishing and maintaining a system of internal accounting control and preventing and detecting fraud.  The Company's system of internal  accounting control is designed to assure, among other items, that  1) recorded  transactions  are valid;  2) valid  transactions  are recorded;  and  3) transactions  are  recorded in the proper  period in a timely  manner to produce financial  statements which present fairly the financial  condition,  results of operations  and cash  flows of the  Company  for the  respective  periods  being presented.

F-5        Cash and Cash Equivalents:   All highly liquid investments with original maturities of three months or less are included in cash and cash equivalents.  All deposits are maintained in Canada Deposit Insurance Corporation (CDIC) insured depository accounts in local financial institutions and balances are insured up to $100,000.   Fair Value of Financial Instruments:   In accordance with the reporting requirements of ASC 820 the Company  calculates the fair value of its assets and  liabilities which qualify as financial  instruments  under this statement and includes this additional information in the notes to the financial statements  when the fair value is different  than the  carrying  value of those financial instruments.     The carrying amounts of cash, cash equivalents, accounts receivable, accounts payable and notes payable approximate  their fair values due to the short-term maturities of these instruments.  The carrying amount of the Company’s marketable securities and capital leases approximate fair value due to the stated interest rates approximating market rates.   Accounts Receivable:   Accounts receivable are carried at their face amount, less an allowance for doubtful accounts.  On a periodic basis, the Company evaluates accounts receivable and establishes the allowance for doubtful accounts based on a combination of specific customer circumstances and credit conditions, based on a history of write offs and collections.  The Company’s policy is generally not to charge interest on trade receivables after the invoice becomes past due.  A receivable is considered past due if payments have not been received within agreed upon invoice terms.   The Company provides an allowance for all receivables that are greater than 90 days old. Allowances for Doubtful Accounts totaled $0 at September 30, 2011 and December 31, 2010.  Write offs are recorded at a time when a customer receivable is deemed uncollectible.   Fixed Assets:   Fixed assets are stated at cost if purchased, or at fair value in a nonmonetary exchange, less accumulated depreciation.  Major renewals and improvements are capitalized; minor replacements, maintenance and repairs are charged to current operations. Depreciation is computed by applying the straight-line method over the estimated useful lives of the assets.    Revenue Recognition:   The Company recognizes revenue in accordance with ASC 605-10.  Revenue will be recognized only when all of the following criteria have been met:   ? Persuasive evidence of an arrangement exists; ? Ownership and all risks of loss have been transferred to buyer, which is generally upon shipment or at the time the service is provided; ? The price is fixed and determinable; and ? Collectability is reasonably assured.   All services are billed when rendered and payment is due upon receipt of invoice.   Advertising:   Advertising costs consist primarily of print media and internet banners and are expensed as incurred.  The Company did not incur any advertising expenses in the nine months ended September 30, 2011 and 2010.   Cost of Sales:   Cost of sales consists primarily of depreciation expense, payroll and development expense.   Income Taxes:   The Company has adopted ASC 740-10 which requires the use of the liability method in the computation of income tax expense and the current and deferred income taxes payable.  Income taxes are provided for all items included in the statements of operations for the periods ended September 30, 2011 and 2010.

F-6       Deferred income taxes arise from temporary differences resulting from differences between the financial statement and tax basis of assets and liabilities.  Deferred income taxes are classified as current or non-current, depending on the classification of the assets and liabilities to which they relate.  Deferred income taxes arising from temporary differences that are not related to an asset or liability are classified as current or non-current depending on the periods in which those temporary differences are expected to reverse.  The Company’s primary temporary differences relate to an accrued consulting expense not deductible in the current tax reporting period.   In accordance with ASC 740-10-50, Accounting for Uncertainty in Income Taxes, the Company recognizes the tax benefits from uncertain tax positions only if it is more than likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position.  The tax benefits recognized in the financial statements from such positions are measured based on the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement.  Interest and/or penalties related to income tax matters, if incurred, are recognized as a component of income tax expense.  The Company’s income tax filings are subject to audit by various taxing authorities.  The Company’s open audit periods are 2008, 2009 and 2010.   Earnings per Share:   Earnings per share (basic) is calculated by dividing the net income (loss) by the weighted average number of ordinary shares outstanding for the period covered.  As the Company has no potentially dilutive securities, fully diluted earnings per share is equal to earnings per share (basic).   Foreign Currency Translation The accompanying financial statements are presented in United States dollars. The reporting currency of the Company is USD and the functional currency of Flint Int’l Services, Inc and its wholly owned subsidiary Flint Management, LLC is the Canadian Dollar (CD). The financial statements are translated into United States dollars from Canadian dollars at year-end exchange rates as to assets and liabilities and average exchange rates as to revenues and expenses. Capital accounts are translated at their historical exchange rates when the capital transactions occurred.    Use of Estimates:   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect certain reported amounts and disclosures.  Accordingly, actual results could differ from those estimates.   Employee Benefit Plans:   The Company has no employee benefit plans.

.

Note 2 - Fixed Assets	9 Months Ended
Sep. 30, 2011
Notes to Financial Statements
Fixed Assets	Fixed assets at September 30, 2011and December 31, 2010 are as follows:
	2011	2010
Autos	$0	$18,747
Office Equipment	8,375	7,565
Less: Accumulated Depreciation	(8,125)	(21,215)
Total Fixed Assets	$250	$5,097
. Depreciation expense for the nine months ended September 30, 2011 and 2010 was $3,342 and $3,846, respectively. The Company purchased $810 of computer equipment in 2011. The Company disposed of $18,747 of assets in 2011 for cash of $4,813 generating a gain on the sale of $419.

Note 3 - Equity	9 Months Ended
Sep. 30, 2011
Notes to Financial Statements
Equity

On December 31, 2010, FLINT issued 7,500,000 ordinary shares in exchange for a 100%  equity interest in Flint Management, LLC.  As a result of the share exchange, Flint Management, LLC became the wholly owned subsidiary of FLINT.  As a result, the members of Flint Management, LLC owned a majority of the voting shares in the capital of FLINT.  The transaction was accounted for as a reverse merger whereby Flint Management, LLC was considered to be the accounting acquirer as its members retained control of FLINT after the exchange, although FLINT is the legal parent company.  The share exchange was treated as a recapitalization of FLINT.  As such, Flint Management, LLC, (and its historical financial statements) is the continuing entity for financial reporting purposes. The financial statements have been prepared as if FLINT had always been the reporting company and then on the share exchange date, had changed its name and reorganized its share capital. No additional shares have been issued in the nine months ended September 30, 2011.   The Company is currently authorized to issue 20,000,000 preferred shares at a par value of $.001 per share.  There were no shares issued and outstanding as of September 30, 2011 and December 31, 2010.   The Company is currently authorized to issue 50,000,000 ordinary shares at a par value of $.001 per share.  These shares have full voting rights.  There were 7,500,000 shares issued and outstanding as of September 30, 2011 and December 31, 2010.   The Company does not have any share option plans or warrants.

Note 4 - Income Taxes	9 Months Ended
Sep. 30, 2011
Notes to Financial Statements
Income Taxes	.

The Company follows ASC 740.  Deferred income taxes reflect the net effect of (a) temporary difference between carrying amounts of assets and liabilities for financial purposes and the amounts used for income tax reporting purposes, and (b) net operating loss carryforwards (“NOL”).     No net provision for refundable BVI (British Virgin Islands) income tax has been made in the accompanying statement of loss because no recoverable taxes were paid previously.    The Company had net income for the nine months ended September 30, 2011 of approximately $109,770 and a net loss of approximately $1,250 for the year ended December 31, 2010.   Deferred tax assets at September 30, 2011 and December 31, 2010 consisted of the following:

	2011	2010
Current:
BVI	$0	$0
Canada	29,083	1,370
Total current provision	29,083	1,370

Deferred:
BVI	0	0
Canada	6,898	6,898
Total deferred provision (credit)	(6,898)	(6,898)

The significant components of deferred tax assets (liabilities) consist of the following:
	2011	2010
Accrued Consulting Services	6,898	6,898

Amounts recognized in the balance sheet consist of the following:	2011	2010
Deferred tax asset	$6,898	$6,898

The realization of deferred tax benefit is contingent upon future earnings

Note 5 - Financial Condition and Going Concern	9 Months Ended
Sep. 30, 2011
Notes to Financial Statements
Financial Condition and Going Concern	.

The Company has retained earnings through September 30, 2011 totaling $107,534 and had working capital of $114,101.   Because of the small amount of retained earnings and low working capital, the Company will require additional working capital to develop its business operations.    The Company has experienced no loan defaults, labor stoppages, legal proceedings or any other operating interruption in 2011 or 2010.  Therefore, these items will not factor into whether the business continues as a going concern, and accordingly, management has not made any plans to dispose of assets or factor receivables to assist in generating working capital.   The Company intends to raise additional working capital either through private placements, public offerings and/or bank financing, or additional loans from Management if there is need for liquidity. Management may also consider reducing administrative costs. There are no assurances that the Company will be able to either (1) achieve a level of revenues adequate to generate sufficient cash flow from operations; or (2) obtain additional financing through either private placement, public offerings and/or bank financing necessary to support the Company’s working capital requirements.  To the extent that funds generated from private placements, public offerings and/or bank financing are insufficient, the Company will have to raise additional working capital.   No assurance can be given that additional financing will be available, or if available, will be on terms acceptable to the Company.  If adequate working capital is not generated from operations, financing is not available, or the Management cannot loan sufficient funds, the Company may not be able to continue its operations.   Management believes that the efforts it has made to promote its operation will continue for the foreseeable future.  These conditions raise substantial doubt about the Company’s ability to continue as a going concern.  The financial statements do not include any adjustments relating to the recoverability and classification of asset carrying amounts or the amount and classification of liabilities that might be necessary should the Company be unable to continue as a going concern

Note 6 - Related Parties	9 Months Ended
Sep. 30, 2011
Notes to Financial Statements
Related Parties	.

During 2011 and 2010 and the following related party transaction took place. ·

2011: o   There were no transactions in 2011. ·

2010:

o   Mr. Hiebert invoiced the Company $21,721 for consulting services during 2010.  As of December 31, 2010 the total owed by the Company to Mr. Hiebert is $48,762.

o   The Company advanced Mr. Hiebert $21,646 during 2010.  As of December 31, 2010 the total due the Company from Mr. Hiebert is $48,600

Note 7 - Revenue	9 Months Ended
Sep. 30, 2011
Notes to Financial Statements
Revenue	The company's revenue is broken out as follows.
	2011 9 mos	Percent of Revenue	2010 9 mos	Percent of Revenue
Consulting Services	$527,824	100.0	$307,246	96.4
Web Design	0	0.0	9,616	3.0
Other	0	0.0	1,771	0.6
TOTAL	$527,824	100.0%	318,633	100.0%

Note 8 - Revenue Concentration	9 Months Ended
Sep. 30, 2011
Notes to Financial Statements
Revenue Concentration	We are an education technology company that tailor-makes electronic lessons and courses in an easily accessible, interactive bundle. In 2011 and in 2010 we had three major customers/engagements through nine months.
Customers	2011 Revenue	%	2010 Revenue	%
Customer 1	$418,062	79.2%	$128,312	40.3%
Customer 2	53,413	10.1	83,133	26.1
Customer 3	46,051	8.7	50,457	15.8
Others	10,298	2.0	56,731	17.8
TOTAL	$527,824	100.0%	$318,633	100.0%
.

Approximately 98.0% of the Company’s revenue for the year ended September 30, 2011 was generated from the three largest engagements.   Approximately 82.2% of the Company’s revenue for the year ended September 30, 2010 was generated from the three largest engagements of which the two largest were different in 2010 versus 2011.   Note: The customers in 2011 are not recurring from 2010 (i.e. Customer 1 in 2011 is different to Customer 1 in 2010.

* ±+ * a,

Consolidated Statement of Stockholders' Equity (USD $)	Ordinary Shares	Paid-In Capital	Accumulated Other Comprehensive Income (Loss) [Member]	Cumulative Deficit	Total
Paid-in Capital, beginning balance at Dec. 31, 2009		$ 21,674
Cumulative Deficit, beginning balance at Dec. 31, 2009				(988)
Ordinary Shares, beginning value at Dec. 31, 2009	7,500
Ordinary Shares, beginning amount at Dec. 31, 2009	7,500,000
Net Income (Loss)				(1,250)
Foreign Currency Translation			2,299
Paid-in Capital, ending balance at Dec. 31, 2010		21,674			21,674
Cumulative Deficit, ending balance at Dec. 31, 2010				(2,238)	(2,238)
Ordinary Shares, ending value at Dec. 31, 2010	7,500				7,500
Ordinary Shares, ending amount at Dec. 31, 2010	7,500,000
Net Income (Loss)				109,772	109,772
Foreign Currency Translation			(8,313)
Paid-in Capital, ending balance at Sep. 30, 2011		21,674			21,674
Cumulative Deficit, ending balance at Sep. 30, 2011				109,772	107,534
Ordinary Shares, ending value at Sep. 30, 2011	$ 7,500				$ 7,500
Ordinary Shares, ending amount at Sep. 30, 2011	7,500,000				7,500,000